Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net
Net, beginning of period	$ (65,590)	$ (180,643)
Deferred income tax recovery (expense) included in net income	44,285	48,435
Deferred income tax recovery (expense) included in other comprehensive income	(14,096)	66,636
Other	379	(17)
Net, end of period	(35,022)	(65,590)
Deferred tax assets
Deferred tax assets, beginning of period	152,250	46,353
Deferred income tax recovery (expense) included in net income	65,244	40,159
Deferred income tax recovery (expense) included in other comprehensive income	(13,403)	65,738
Other	0	0
Deferred tax assets, end of period	204,091	152,250
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(217,840)	(226,996)
Deferred income tax recovery (expense) included in net income	(20,959)	8,276
Deferred income tax recovery (expense) included in other comprehensive income	(693)	898
Other	379	(17)
Deferred tax liabilities, end of period	$ (239,113)	$ (217,840)